Income Tax	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income tax
8.
Income tax

The Group provides for taxes for the current period based on the tax accounts maintained and prepared in accordance with the respective tax regulations of the Republic of Kazakhstan, the Republic of Azerbaijan, Ukraine, Uzbekistan and Türkiye, where the Company and its subsidiaries operate and which may differ from IFRS Accounting Standards as issued by the IASB.

The Group is subject to certain permanent tax differences due to non-tax deductibility of certain expenses and a tax-free regime for certain income.

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Temporary differences relate mostly to different methods of income and expense recognition as well as to recorded values of certain assets.

Deferred income tax liabilities comprise:

	2023	2024	2025

Vacation reserve, accrued bonuses and share-based compensation	1,242	994	5,224
Carry forward tax losses	—	—	4,827
Property, equipment and intangible assets	(4,012)	(5,369)	(66,036)
Other	527	48	3,883
Net valuation allowance for tax assets and incentives	—	—	(18,665)

Net deferred tax liability	(2,243)	(4,327)	(70,767)

In 2025 the Group recognised deferred tax liabilities in respect to intangible assets identified under business combination accounting (Note 32).

Relationships between net income before tax and income tax expenses are explained as follows:

	2023	2024	2025

Net income before tax	1,022,004	1,282,289	1,331,918

Tax at the statutory tax rate of 20%	(204,400)	(256,458)	(266,384)
Effect of different tax rates operating in other jurisdictions	—	—	3,428
Non-taxable income	38,038	36,797	34,038
Non-deductible expense	(6,872)	(5,794)	(7,600)
Additional tax from changes in tax legislation	—	—	(13,996)
Utilized tax losses and incentives	—	—	1,231
Effect of unrecognised deferred taxes and inflation adjustments	—	—	(17,229)
Adjustment recognized in the period for current tax of prior periods	—	—	2,301

Income tax expense	(173,234)	(225,455)	(264,211)

Current income tax expense	(174,196)	(223,371)	(197,771)
Deferred income tax (expense)/benefit	962	(2,084)	(66,440)

Income tax expense	(173,234)	(225,455)	(264,211)

Non-taxable income was represented by interest income on governmental and other qualified securities in accordance with the tax legislation. Statutory income tax rate is 20% in Kazakhstan and Azerbaijan, 18% in Ukraine, 15% in Uzbekistan and 25% in Türkiye.

During the reporting period, amendments to the tax legislation introduced an additional corporate income tax applicable to certain categories of income. The respective effect was non-recurring in nature and relates only to 2025.

	2023	2024	2025

Net deferred tax liability
Balance as at 31 December	(3,205)	(2,243)	(4,327)
Change in deferred income tax balances recognized in profit or loss	962	(2,084)	(606)
Acquisition of subsidiary	—	—	(65,834)

At the end of the period	(2,243)	(4,327)	(70,767)